Schedule of direct taxes, fees and contributions recoverable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable	R$ 2,042,361	R$ 2,698,239
Current portion	(1,311,906)	(1,421,112)
Non-current portion	730,455	1,277,127
T I M S A [Member]
IfrsStatementLineItems [Line Items]
[custom:MonetaryAdjustments]	547,000
Income Tax And Social Contribution On Income [Member] | Direct [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable	807,096	381,905
P I S And C O F I N S [Member] | Direct [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable	1,164,772	2,253,545
Other Direct Taxes [Member] | Direct [Member]
IfrsStatementLineItems [Line Items]
Direct taxes, fees and contributions recoverable	R$ 70,493	R$ 62,789